Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents	$ 4,584,000	$ 461,000
Accounts receivable, net	205,000	264,000
Inventories	501,000	558,000
Other Current Assets	990,000	807,000
Assets, Current	6,280,000	2,090,000
Note receivable	3,354,000	3,207,000
Investments and Other Noncurrent Assets	2,100,000	2,100,000
Intangible Assets, Net	2,310,000	2,608,000
Goodwill	1,385,000	1,385,000
Other Assets	367,000	443,000
Total Assets	15,796,000	11,833,000
Accounts Payable	1,402,000	1,976,000
Accrued Liabilities	925,000	958,000
Accrued Payroll and Employee Compensation	399,000	293,000
Deferred Revenue	478,000	657,000
Secured Debt, Current	0	1,121,000
Notes Payable, Related Parties, Current	0	304,000
Line of credit	26,000	406,000
Other Current Liabilities	44,000	90,000
Liabilities, Current	3,274,000	5,805,000
Deferred Revenue, long-term	114,000	301,000
Long-term Debt	449,000	672,000
Other Non-current Liabilities	47,000	46,000
Total Liabilities	3,884,000	6,824,000
Commitments and Contingencies (Note 14)
Preferred shares, no par value, unlimited shares authorized, 6,858,079 and 9,355,778 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	7,127,000	11,769,000
Common shares, no par value; unlimited shares authorized, 22,582,029 and 7.867,186 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	209,554,000	192,406,000
Accumulated Other Comprehensive Loss	(1,779,000)	(1,791,000)
Accumulated Deficit	(202,990,000)	(197,375,000)
Total Shareholders' Equity	11,912,000	5,009,000
Total Liabilities and Shareholders' Equity	$ 15,796,000	$ 11,833,000